Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 12, 2016	Jan. 31, 2016	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 11, 2014
Subsequent Event [Line Items]
Payments related to installments for the next year		$ 5,931			$ 6,870
Dividends received					18,244	$ 14,595	$ 10,126
Navios Acquisition
Subsequent Event [Line Items]
Dividends received					$ 18,244	$ 14,595	$ 10,126
Ownership percentage of Navios Holdings					46.60%
Navios Europe I
Subsequent Event [Line Items]
Ownership percentage of Navios Holdings					47.50%
Subsequent event | Loan Facility DVB Bank SE ($41,000)
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity		$ 41,000
Interest rate description		LIBOR plus 255 basis points
Loan margin percentage		2.55%
Subsequent event | Navios Sphera | Loan Facility DVB Bank SE ($41,000)
Subsequent Event [Line Items]
Vessel Year Built	2016
Vessel Type	Panamax
Subsequent event | Navios Mars | Loan Facility DVB Bank SE ($41,000)
Subsequent Event [Line Items]
Vessel Year Built	2016
Vessel Type	Capesize
Subsequent event | Navios Sphera and Navios Mars | Loan Facility DVB Bank SE ($41,000)
Subsequent Event [Line Items]
Total purchase price	$ 58,660
Amount drawn down	$ 39,900
Subsequent event | Navios Acquisition
Subsequent Event [Line Items]
Dividends received				$ 3,649
Navios Acquisition
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity					$ 40,000			$ 200,000
Interest rate description					LIBOR plus 300 basis points
Loan margin percentage					3.00%
Credit facility termination date					Dec. 31, 2015	Dec. 29, 2014
Navios Acquisition | Subsequent event
Subsequent Event [Line Items]
Line of credit facility issuance date			Mar. 31, 2016
Line of credit facility maximum borrowing capacity			$ 50,000
Interest rate description			LIBOR plus 300 basis points
Loan margin percentage			3.00%
Credit facility termination date			Apr. 14, 2016
Navios Acquisition | Subsequent event | Collateral pledged
Subsequent Event [Line Items]
Number of units pledged as collateral			8,000,000